Mineral Property Interests (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Mineral Property Interests [Abstract]
Disclouser of Mineral property interests [Table text block]
	Quebec	Nunavut	British Columbia	Total
Balance at December 31, 2021	$125,094	$19,139	$16,460	$160,693
Sale of Homestake Resources (note 1)	-	-	(16,460)	(16,460)
Acquisition of additional ownership interest in ESJV (note 1)	1,281	-	-	1,281
Option payment received	(310)	-	-	(310)
Change in estimate of provision for site reclamation and closure (note 13)	(409)	395	-	(14)
Balance at December 31, 2022	$125,656	$19,534	$-	$145,190
Option payment received	(880)	-	-	(880)
Disposition	(1,746)	-	-	(1,746)
Change in estimate of provision for site reclamation and closure (note 13)	(52)	127	-	75
Balance at December 31, 2023	$122,978	$19,661	$-	$142,639